Acquisitions (Details)									6 Months Ended	12 Months Ended
		Jun. 20, 2025 EUR (€)	Jun. 20, 2025 USD ($) $ / shares shares	Feb. 11, 2025 EUR (€)	Jan. 10, 2025 EUR (€)	Jan. 10, 2025 USD ($) $ / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2024 USD ($)	Jun. 30, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) € / shares shares	Sep. 18, 2025 $ / shares	Jun. 30, 2025 $ / shares	Jun. 20, 2025 € / shares shares	Jun. 17, 2025 $ / shares shares	Jan. 10, 2025 € / shares shares	Dec. 31, 2024 $ / shares	Aug. 30, 2024 shares	Jul. 31, 2023	Apr. 30, 2023 EUR (€)
Acquisitions [Line Items]
Percentage of acquired			52.00%						38.46%				52.00%						90.00%
Cash							€ 1,522,006		€ 658,136	€ 1,522,006									€ 600,000
Fair value of the contingent consideration									142,000
Agreed to pay cash									600,000
Shares issued (in Shares) | shares																	5,000
Valued par share | $ / shares												$ 6.75
Cash consideration									97,011
Total purchase consideration									742,000
Contractual amount									4,625,000
Remeasured fair value of investment									2,042,000
Goodwill recognized									9,998,941
Long-term debt									2,006,000
Subscription investment									1,000,000
Adjusted balance amount									€ 1,006,000
Percentage of non-controlling interest									48.00%
Adjusted net assets amount									€ 482,918
Current assets	[1]								2,339,873
Net cash consideration amount									3,600,277
Allocation of purchase price									€ 8,375,000
Percentage of fair value									100.00%
Class B Ordinary Share [Member]
Acquisitions [Line Items]
Shares issued (in Shares) | shares									131,821					0.05
Valued par share | $ / shares											$ 9	$ 0.05		$ 6.75
Fair value of ordinary shares at the acquisition date (in Shares) | shares									7,042,000
Fair value of ordinary shares at the acquisition date, value									€ 5,000,000
FKAP [Member]
Acquisitions [Line Items]
Fair value of the contingent consideration							120,000		€ 118,000	€ 120,000
UYBA [Member]
Acquisitions [Line Items]
Percentage of acquired									51.00%									51.00%
Agreed to pay cash									€ 840,500
Juve Stabia [Member]
Acquisitions [Line Items]
Cash consideration					€ 1,000,000		1,000,000		3,750,000
Total purchase consideration									€ 8,375,000
Non-controlling equity interest										38.46%
Juve Stabia [Member] | Class B Ordinary Share [Member]
Acquisitions [Line Items]
Shares issued (in Shares) | shares									740,000
XX Settembre [Member]
Acquisitions [Line Items]
Cash consideration		€ 1,125,000	$ 1,170,000
PPA [Member]
Acquisitions [Line Items]
Percentage of non-controlling interest									51.00%
First Closing [Member]
Acquisitions [Line Items]
Cash consideration							€ 2,000,000	$ 2,087,000
First Closing [Member] | Class B Ordinary Share [Member]
Acquisitions [Line Items]
Percentage of acquired							21.74%			21.74%
Shares issued (in Shares) | shares							320,000			320,000
Valued par share | (per share)							€ 1.04			€ 1.04						$ 6.5
First Closing [Member] | Juve Stabia [Member]
Acquisitions [Line Items]
Cash consideration							€ 500,000
First Closing [Member] | XX Settembre [Member]
Acquisitions [Line Items]
Cash consideration							€ 1,000,000
Second Closing [Member]
Acquisitions [Line Items]
Cash consideration					1,500,000	$ 1,560,000
Second Closing [Member] | Class B Ordinary Share [Member]
Acquisitions [Line Items]
Percentage of acquired						34.61%									34.61%
Shares issued (in Shares) | shares						240,000									240,000
Valued par share | (per share)						$ 6.5									€ 1.04
Second Closing [Member] | Juve Stabia [Member]
Acquisitions [Line Items]
Cash consideration					500,000
Second Closing [Member] | XX Settembre [Member]
Acquisitions [Line Items]
Cash consideration					€ 500,000
Third Closing [Member] | Class B Ordinary Share [Member]
Acquisitions [Line Items]
Percentage of acquired				38.46%
Third Closing [Member] | XX Settembre [Member]
Acquisitions [Line Items]
Cash consideration				€ 500,000
Final Closing [Member]
Acquisitions [Line Items]
Cash consideration		2,250,000
Final Closing [Member] | Class B Ordinary Share [Member]
Acquisitions [Line Items]
Percentage of acquired			52.00%										52.00%
Shares issued (in Shares) | shares			180,000										180,000
Valued par share | (per share)			$ 6.5										€ 1.04
Final Closing [Member] | Juve Stabia [Member]
Acquisitions [Line Items]
Cash consideration		1,000,000
Final Closing [Member] | XX Settembre [Member]
Acquisitions [Line Items]
Cash consideration		€ 1,250,000
IFRS 3 Purchase Price Allocation of Juve Stabia [Member]
Acquisitions [Line Items]
Cash consideration									€ 3,100,277
Goodwill recognized									11,522,036
Current assets									149,723
Business Combination [Member]
Acquisitions [Line Items]
Remeasured fair value of investment									€ 2,042,000

[1]	Current assets include the cash acquired amounting to EUR149,723. The total net cash consideration related to our acquisition of Juve Stabia amounted to EUR3,600,277. The net cash consideration related to our acquisition of Juve Stabia recognized during the six months ended June 30, 2025, amounted to EUR3,100,277, as reflected in the interim condensed consolidated statement of cash flows under investing activity.